Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash and cash equivalents
6	Cash and cash equivalents

Cash and cash equivalents as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Cash on hand	$738	$756
Cash at banks	38,829	49,356
Short-term investments (a)	-	55,198
	$39,567	$105,310

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.

Restricted cash

As of December 2021 and 2020, restricted cash represents the amounts $48,203 and $37,672, respectively, required to guarantee payments according to the obligations arising from the debt agreements for the acquisition of vessels and guarantee for the sale of Terminal Marítima de Tuxpan, S.A. de C.V.